Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss		$ (5,827,049)	$ (33,974,441)	$ (826,697)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation expense (1)	[1]	1,673,883	1,300,550	381,800
Impairment of fixed assets			1,690,028
Change in fair value of warrant liabilities		(565,313)	(1,265,625)	470,804
Change in fair value of option liability		1,208,071	(554,710)	149,740
Change in fair value of embedded derivative liability		47,944	5,271
Amortization of right-of-use assets		567,132	662,416
Gain on sale of Lion Hangzhou		(121,781)
Gain on sale of crypto currencies		(89,649)		(17,496)
Impairment on cryptocurrencies			293,619
Amortization of debt discounts		522,319	658,680	783,994
Depreciation and amortization		1,795,011	2,032,386	1,295,470
Deferred taxes				1,128
Gain on forgiveness of debt				(104,640)
(Increase) decrease in operating assets
Securities owned		6,581,242	4,796,322	(15,882,747)
Receivables from broker-dealers and clearing organizations		19,489,408	54,596,123	(79,849,184)
Derivative assets, at fair value		(1,801,041)
Prepaids, deposits and other assets		(673,442)	6,673,603	(7,028,192)
Intangible assets			(438,042)
Increase (decrease) in operating liabilities
Payables to customers		(1,280,493)	(12,130,733)	30,738,655
Payables to broker-dealers and clearing organizations		(9,903,540)	(28,138,296)	49,256,080
Derivative liabilities, at fair value		1,801,095		404,970
Accrued expenses and other payables		588,392	510,897	(256,184)
Lease liabilities		(599,316)	(658,600)
Net cash provided by (used in) operating activities		13,412,873	(3,940,552)	(20,482,499)
Cash Flows from Investing Activities
Purchases of fixed assets		(7,850,000)		(10,234,188)
Proceeds from sale of Lion Hangzhou		1,500,000
Investment in investment funds				(1,550,314)
Acquisition of noncontrolling interest				(40,000)
Short term loans receivable			(8,524,659)	(1,000,000)
Proceeds from sale of crypto currencies
Collection of short term loan		7,766,000	1,431,320	719,815
Net cash provided by (used in) investing activities		1,416,000	(7,093,339)	(12,104,687)
Cash Flows from Financing Activities
Proceeds from the partial exercise of Warrants E		699,200
Proceeds from the exercise of December 2020 warrants				27,400,000
Proceeds from the exercise of August 2020 PIPE Warrants				1,541,666
Proceeds from the exercise of January 2021 Call Options				4,000,000
Proceeds from issuance Series A Convertible Preferred Shares and detachable warrants, net of issuance costs				6,299,000
Proceeds from issuance of Series B Convertible Preferred Shares and detachable December 2021 Warrants, net of costs				3,742,000
Proceeds from issuance of ordinary shares to Yuntian				777,971
Proceeds from issuance of convertible debenture, net of costs		2,365,000	8,095,000
Net contributions from noncontrolling shareholder		(1,277,454)	1,713,775
Proceeds from Short-term borrowings				110,000
Repayment of Short-term borrowings				(292,240)
Repayment to director		(127,736)
Net cash provided by financing activities		1,659,010	9,808,775	43,578,397
Effect of Exchange Rate Changes on Cash, Cash Equivalents, and Restricted Cash		205,913	(123,760)	(33,833)
Net Change in Cash, Cash Equivalents, and Restricted Cash		16,693,796	(1,348,876)	10,957,378
Cash, Cash Equivalents, and Restricted Cash - Beginning of Year		14,402,599	15,751,475	4,794,097
Cash, Cash Equivalents, and Restricted Cash - End of Year		31,096,395	14,402,599	15,751,475
Noncash Investing and Financing Activities
Transfer from other assets to intangible assets				8,000,000
Decrease in receivable for fixed assets				534,564
Increase in payable for fixed assets		84,000
Value of January 2021 Call Options issued for service				1,909,000
Issuance of ordinary shares in connection with 2020 Share Incentive Plan				148
Conversion of crypto currencies to USDT		229,000		17,496
Effect of early adoption of ASU 2020-06			1,590,676
Conversion of Debenture into ordinary shares		4,471,230	444,888	1,611,600
Conversion of Series A Convertible Preferred Shares and accrued dividends			4,124,206	302,247
Conversion of Series B Convertible Preferred Shares and accrued dividends			3,016,800
Accrued dividends on Series A and Series B Convertible Preferred Shares				211,000
Deemed dividend on Series A and Series B Convertible Preferred Shares			187,353	1,599,204
Embedded derivative liabilities (make-whole interest feature)		878,420	2,916,785
Share issuances in exchange for a decrease in embedded derivative liability		2,340,000	630,000
Issuance of Warrants H		2,000
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)			1,330,271
Lease liabilities arising from obtaining right-of-use assets			1,878,836
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		2,027,489	1,613,789	841,847
Cash paid for income taxes		$ 1,058	$ 3,419	$ 54,667

[1]	The amount includes stock-based expenses under January 2021 Call Options in the amount of $381,800 and under 2020 Share Incentive Plan & 2023 Share Incentive Plan in the amount of $1,292,083.